Shareholders' Equity (Details) - Schedule of options granted to employees and directors - Stock Option [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares
Options outstanding	275,833
Weighted average remaining contractual life (years)	4 years 18 days
Options exercisable	51,667
Weighted average Remaining Contractual life of options exercisable (years)	2 years 10 months 24 days
Exercise Price 2.118 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 2.118
Options outstanding	60,833
Weighted average remaining contractual life (years)	2 years 9 months 29 days
Options exercisable	31,667
Weighted average Remaining Contractual life of options exercisable (years)	2 years 9 months 29 days
Exercise Price 2.176 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 2.176
Options outstanding	10,000
Weighted average remaining contractual life (years)	3 years 29 days
Options exercisable	3,334
Weighted average Remaining Contractual life of options exercisable (years)	3 years 29 days
Exercise Price 2.388 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 2.388
Options outstanding	10,000
Weighted average remaining contractual life (years)	1 year 6 months 14 days
Options exercisable	10,000
Weighted average Remaining Contractual life of options exercisable (years)	1 year 6 months 14 days
Exercise Price 2.433 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 2.433
Options outstanding	7,500
Weighted average remaining contractual life (years)	4 years 7 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)
Exercise Price 2.775 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 2.775
Options outstanding	20,000
Weighted average remaining contractual life (years)	3 years 11 months 15 days
Options exercisable	6,666
Weighted average Remaining Contractual life of options exercisable (years)	3 years 11 months 15 days
Exercise Price 3.195 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 3.195
Options outstanding	20,000
Weighted average remaining contractual life (years)	4 years 1 month 20 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)
Exercise Price 3.251 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 3.251
Options outstanding	7,500
Weighted average remaining contractual life (years)	4 years 9 months 21 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)
Exercise Price 3.252 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 3.252
Options outstanding	100,000
Weighted average remaining contractual life (years)	4 years 9 months 21 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)
Exercise Price 3.863 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 3.863
Options outstanding	30,000
Weighted average remaining contractual life (years)	4 years 9 months
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)
Exercise Price 4.022 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 4.022
Options outstanding	10,000
Weighted average remaining contractual life (years)	4 years 8 months 1 day
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)